Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-Based Compensation [Abstract]
Share-based compensation	Share-based compensation
The Company operates various share-based compensation plans, both equity-settled and cash-settled plans. The profit and loss statement includes the following expenses arising from share-based payments:

(In € thousand)		Year ended December 31,
	2022	2021	2020
Stock option plans	1,916	646	1,182
Free convertible preferred share plans	—	652	1,266
Free ordinary shares program	719	1,334	1,563
Equity warrants	—	—	—
Phantom shares	(11,291)	11,877	2,317
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	(8,656)	14,509	6,328
5.23.1 Stock option plans
The fair value of such share-based compensation is recognized as an expense for employee services received in exchange for the grant of the options. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted, excluding the impact of any non-market vesting conditions. Non-market vesting conditions are included in assumptions about the number of options that are expected to become exercisable. Annually, the Group revises its estimates of the number of options that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, in the income statement and makes a corresponding adjustment to equity.
The proceeds received net of any directly attributable transaction costs are credited to nominal capital (nominal value) and share premium (amount exceeding nominal value) when the options are exercised.
Beginning in 2013, the Company granted stock options to employees and management pursuant to six successive plans.
Stock options granted from 2013 to 2017 are exercisable in two equal portions after being held for two and for four years (the vesting periods), while stock options granted from 2019 onwards are exercisable in three equal portions after being held for one year, two years and three years. Stock options granted in 2019 are subject to performance conditions.
All options expire no later than ten years after being granted. Stock options are not transferable or negotiable and unvested options lapse without compensation upon termination of employment with the Group (forfeiture). Stock options granted from 2013 onwards vest with the effectiveness of the takeover of more than 50% of the outstanding voting rights of the Group. As this change of control event was considered remote, it has not been considered in the determination of the vesting period.
Changes in the number of stock options outstanding and their related weighted average exercise prices are as follows:

	2022			2021
	Number of options	Number of shares available	Average exercise price (in € per share)	Number of options	Number of shares available	Average exercise price (in € per share)
Outstanding as at January 1	3,933,385	3,996,588	3.11	4,911,410	4,975,831	3.06
Granted	3,152,751	3,152,751	6.47	—	—	—
Forfeited	(196,834)	(196,834)	3.05	(187,950)	(189,168)	3.07
Exercised	(1,114,963)	(1,176,391)	3.32	(790,075)	(790,075)	2.79
OUTSTANDING AT YEAR END	5,774,339	5,776,114	4.90	3,933,385	3,996,588	3.11
Exercisable at year end	2,621,588	2,623,363	3.02	3,203,817	3,267,020	3.12
1,114,963 employee stock options (of which 615,918 were granted from ESOP 2013, 478,845 from ESOP 2015 and 20,200 were granted from ESOP 2016) were exercised in January 2022, whereas 790,075 employee stock options (of which 363,050 were granted from ESOP 2016 and 427,025 from ESOP 2017) were exercised in January 2021.
Stock options outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price	Number of options as at December 31, (presentation as number of convertible shares)
Expiry date	(in € per share)	2022	2021
2023	2.92	19,557	696,903
2025	3.92	43,655	522,500
2026	2.71	14,500	36,200
2027	2.85	551,475	552,725
2029	3.05	1,994,176	2,188,260
2032	6.47	3,152,751	—
OUTSTANDING AT YEAR END		5,776,114	3,996,588
In 2022, 3,152,751 stock options were granted (2021: none).The weighted average grant date fair value of options granted during the year of 2022 was €3.77. The fair value of the granted options was determined using the Black Scholes valuation model.
The significant inputs into the models were:

As at Oct 10, 2022
Expected volatility (%)	70.36
Risk-free interest rate (%)	1.70– 1.75
5.23.2 Free ordinary shares
In 2022, Company’s Management Board granted free ordinary shares for the benefit of Management Board and Management Committee members. The purpose of this free share plan 2022-2025 is to provide a long-term incentive program for the Company’s senior management. In addition 27,521 free shares have been granted to one of the Management Board member, which will vest on December 6, 2024. No free ordinary shares were granted in 2021 and 2020.
In 2022, the number of free ordinary shares granted was as follows:

Number of free ordinary shares granted
Management Board	196,855
Senior Leadership Group	205,056
FREE ORDINARY SHARES GRANTED	401,911
In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows:

	Number of free shares
	2022	2021
Outstanding as at January 1	1,842,404	1,842,404
Granted	401,911	—
Forfeited	(120,000)	—
Exercised	(636,648)	—
OUTSTANDING AT YEAR END	1,487,667	1,842,404
Subject to vesting conditions (service conditions), the free share granted to a participant will vest in and be delivered to that participant (“seront définitivement attribuées”) in three tranches. Each tranche will amount to one third of the total individual allocation. If one third is not a whole number, the number of free shares will be rounded down for the first two tranches and rounded up for the third tranche.
The first and the second tranche will vest on October 10, 2024, and the third tranche will vest on October 10, 2025.
Following the vesting of the free shares, no compulsory holding period will apply to the vested shares.
The plan further provides for accelerated vesting of the free shares in the event of a Change of Control (as defined in the applicable terms & conditions) occurring no earlier than October 10, 2024. As management considered the chance of a Change of Control remote at the grant date, this was not included in the determination of the vesting period. In addition, the plan provides for the possibility to remain entitled to a prorated number of shares, for any unvested tranche, in case of retirement of a beneficiary before complete vesting. However, this is subject to meeting the performance conditions defined for the plan. Finally, the terms and conditions applicable to the free share plan state that if a Change of Control takes place before October 10, 2024, and section III of Article L. 225-197-1 of the French Commercial Code does not apply, the plan will be canceled and the Company will indemnify the participants for the loss of unvested free shares, and, for the Management Board members, to getting all required shareholder approvals. The gross amount of this indemnity will be calculated as though such free shares had been vested upon the Change of Control. The conditions and limitations set forth in the applicable terms and conditions of the plan will apply to this calculation, mutatis mutandis.
In accordance with section II (4th paragraph) of Article L. 225-197-1 of the French Commercial Code, the Supervisory Board decided on November 21, 2019, that the Management Board members should keep no less than 20% of the vested free shares of each tranche until termination of their office as Management Board member or corporate officer.
5.23.3 Free convertible preferred share plan
In 2017, the FCPS Program 2017-2021, a long-term incentive plan for the Group’s Executive Managers was implemented. As a prerequisite to the possibility of participating in the program, each potential beneficiary was required to make a cash investment in the Company, by purchasing the Company’s ordinary shares.
The “Final Share Price” (volume-weighted average stock market price of the Company’s ordinary shares over a period of six months immediately preceding the Conversion Date, as rounded to the second decimal place) was €18.21.
In 2022, 28,348 FCPS were converted into 772,070 Company’s ordinary shares.
5.23.4 Phantom shares
In 2017 and 2019, phantom share plans were issued for employees who are US citizens, with the same conditions as the stock options program (see above) but which will not be settled in equity, but in cash. Therefore, it is considered as a cash settled plan. The liability for the phantom shares is measured (initially and at the end of each reporting period until settled) at the fair value of the share options rights, by applying an option pricing model taking into account the terms and conditions on which the phantom rights were granted and the extent to which the employees have rendered services to date.
In 2021 and 2022, no new phantom shares were granted, but in 2022 a change from one phantom share program to another for one employee was agreed.
In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows:

	Number of free shares
	2022	2021
Outstanding as at January 1	841,450	932,200
Granted	117,000	—
Forfeited	(67,001)	(65,750)
Exercised	(220,949)	(25,000)
OUTSTANDING AT YEAR END	670,500	841,450

The carrying amount of the liability relating to the phantom shares as at December 31, 2022 was €3.0 million (December 31, 2021: €14.3 million). The fair values of the granted options were determined on the balance sheet dates using the Black Scholes valuation model.
Phantom shares outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price	Number of phantom shares as at December 31,
Expiry date	in € per share	2022	2021
2023	2.92	—	4,950
2025	3.92	—	6,000
2026	2.71	—	—
2027	2.85	6,250	6,250
2029	3.05	244,250	134,250
2030	—	420,000	690,000
OUTSTANDING AT YEAR END		670,500	841,450
The significant inputs into the models were:

	As at December 31,
	2022	2021
Expected volatility (in %)	51.07 -86.95	72.97
Expected vesting period (term in years)	0.25 - 0.93	0.25 – 4.39
Risk-free interest rate (in %)	1.32 -2.37	(0.78) – (0.64)
5.23.5 Equity warrants
In 2017, the Company granted equity warrants to members of the Supervisory Board. The warrants granted in 2017 (BSA 27) were exercisable in four equal portions after 12, 24, 36 and 48 months. The subscription price for one new ordinary share under the 2017 plan (BSA 27) amounted to €2.574.
Changes in the equity warrants outstanding are as follows:

	Number of equity warrants
	2022	2021
Outstanding as at January 1	21,875	43,750
Granted	—	—
Exercised	(21,875)	(21,875)
Forfeited	—	—
OUTSTANDING AT YEAR END	—	21,875